Consolidated Balance Sheets - USD ($) $ in Thousands	May 31, 2026	May 31, 2025
Current assets
Cash and cash equivalents	$ 1,821,202	$ 1,612,379
Restricted cash, current	179,103	180,724
Term deposits, current	919,492	1,092,115
Short-term investments	2,372,290	1,873,502
Accounts receivable, net of allowance of US$1,579 and US$3,389 as of May 31, 2025 and 2026, respectively	36,991	33,629
Inventory, net	105,803	80,884
Prepaid expenses and other current assets, net of allowance of US$713 and US$784 as of May 31, 2025 and 2026, respectively	389,132	307,902
Total current assets	5,831,755	5,187,702
Restricted cash, non-current	96,185	24,030
Term deposits, non-current	447,295	355,665
Property and equipment, net	880,068	767,346
Land use rights, net	57,191	54,900
Amounts due from related parties, non-current	12,645	12,464
Long-term deposits	56,434	48,815
Intangible assets, net	7,773	13,020
Goodwill, net	46,558	43,832
Long-term investments, net (including available-for-sale investments of US$130,539 and US$150,788 as of May 31, 2025 and 2026, respectively)	383,063	388,481
Deferred tax assets, non-current, net	105,271	97,932
Right-of-use assets	854,358	793,842
Other non-current assets	13,424	17,470
Total assets	8,792,020	7,805,499
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to the Company of US$79,890 and US$126,153 as of May 31, 2025 and 2026, respectively)	126,942	80,484
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to the Company of US$800,716 and US$912,317 as of May 31, 2025 and 2026, respectively)	937,749	830,583
Dividend payable (including dividend payable of the consolidated variable interest entities without recourse to the Company of nil and nil as of May 31, 2025 and 2026, respectively)	93,413	0
Income taxes payable (including income taxes payable of the consolidated variable interest entities without recourse to the Company of US$114,618 and US$139,837 as of May 31, 2025 and 2026, respectively)	203,531	167,881
Deferred revenue (including deferred revenue of the consolidated variable interest entities without recourse to the Company of US$1,951,555 and US$2,236,560 as of May 31, 2025 and 2026, respectively)	2,242,946	1,954,464
Operating lease liabilities, current (including operating lease liabilities, current of the consolidated variable interest entities without recourse to the Company of US$ 251,600 and US$280,888 as of May 31, 2025 and 2026, respectively)	285,016	255,997
Total current liabilities	3,889,685	3,289,814
Deferred tax liabilities (including deferred tax liabilities of the consolidated variable interest entities without recourse to the Company of US$13,956 and US$13,826 as of May 31, 2025 and 2026, respectively)	14,094	14,174
Unsecured senior notes (including unsecured senior notes of the consolidated variable interest entities without recourse to the Company of nil and nil as of May 31, 2025 and 2026, respectively)		14,403
Operating lease liabilities, non-current (including operating lease liabilities, non-current of the consolidated variable interest entities without recourse to the Company of US$529,550 and US$558,321 as of May 31, 2025 and 2026, respectively)	563,825	533,376
Total liabilities	4,467,604	3,851,767
Commitments and contingencies (Note 20)
Equity
Common shares (US$0.001 par value; 3,000,000,000 and shares authorized as of May 31, 2025 and 2026; 1,714,218,870 and 1,712,060,870 shares issued as of May 31, 2025 and 2026; 1,580,288,613 and 1,549,068,783 shares outstanding as of May 31, 2025 and 2026, respectively)	1,701	1,703
Treasury stock	(151)	(122)
Additional paid-in capital	1,311,642	1,467,274
Statutory reserves	531,253	502,917
Retained earnings	2,028,957	1,770,716
Accumulated other comprehensive (loss)/income	112,921	(80,615)
Total New Oriental Education & Technology Group Inc. shareholders' equity	3,986,323	3,661,873
Non-controlling interests	338,093	291,859
Total equity	4,324,416	3,953,732
Total liabilities and equity	8,792,020	7,805,499
Related Party [Member]
Current assets
Amounts due from related parties, current	7,742	6,567
Current liabilities
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entities without recourse to the Company of US$405 and US$88 as of May 31, 2025 and 2026, respectively)	$ 88	$ 405